Long Term Debt - 10.0% First Priority Secured Notes Due 2019 - Additional Information (Detail)			1 Months Ended			12 Months Ended
	Mar. 14, 2016 USD ($)	Feb. 02, 2016 USD ($)	Nov. 30, 2016 USD ($)	Aug. 31, 2016 USD ($)	May 31, 2016 USD ($)	Dec. 31, 2016 USD ($) Vessel	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Apr. 21, 2015 USD ($)	Mar. 19, 2014 USD ($)
Debt Instrument [Line Items]
Number of vessels secured to notes | Vessel						16
Number of vessels | Vessel						18
Number of vessels sold | Vessel						2
Gain on purchase of secured notes						$ 2,865,000
10.0 % First Priority Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Issuance of secured notes						$ 420,000,000		$ 420,000,000		$ 420,000,000
Issuance date of debt instrument						Mar. 19, 2014
Debt instrument, interest rate										10.00%
Debt instrument, maturity date						Apr. 01, 2019
Proceeds from debt issuance, net of costs							$ 413,700,000
Interest on notes						Interest on the 2019 Notes is payable semi-annually on April 1 and October 1 of each year, commencing on October 1, 2014.
Price in percent at which excess cash flow offer is made						102.00%
Period within which Excess Cash Flow Offer is to be made						120 days
Amount of Notes tendered and accepted									$ 350,000
Maximum period available to make tender offer						90 days
Excess cash flow and collateral sale offers, amount		$ 28,417,000
Price in percent at which excess cash flow and collateral sale offers are made		102.00%
Amount accepted on pro rata basis on completion of cash flow and collateral tender offer	$ 26,662,000
Purchase of secured notes			$ 18,000,000	$ 5,000,000	$ 4,200,000
10.0 % First Priority Secured Notes Due 2019 [Member] | Interest Expense [Member]
Debt Instrument [Line Items]
Gain on purchase of secured notes			$ 1,938,000	$ 475,000	$ 452,000
10.0 % First Priority Secured Notes Due 2019 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Excess cash flow amount offered						$ 20,000,000			$ 20,000,000
10.0 % First Priority Secured Notes Due 2019 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Excess cash flow amount offered						$ 1,000,000